MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST    Two World Trade Center

SEMIANNUAL LETTER TO THE SHAREHOLDERS March 31, 1999    New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended March 31, 1999, was a difficult one for the high-yield bond market, primarily because of a dramatic "flight to quality" in the second half of 1998. In response to concerns about sharply declining overseas markets and the potential for a worldwide economic slowdown, investors sought the relative safety of U.S. government securities over riskier investments such as equities and high-yield bonds. While equities rebounded during the fourth quarter of 1998, at the end of the period the high-yield market still remained near its recent lows as investors continued to be quite risk averse, apparently awaiting further evidence of continued economic growth in 1999.

HIGH-YIELD MARKET OVERVIEW

During the latter half of 1998, serious concerns began to emerge over the rapidly escalating foreign market crisis, raising questions about the possible extent of its impact on the U.S. economy and corporate earnings. This trend resulted in a sharp correction in the high-yield bond market during the second half, causing high-yield bond prices to decline as much as 15 percent in many cases and driving up yields from their first-half range of 9 percent to the 12 percent area. The high-yield market itself witnessed a flight to quality as well, with the middle tier of the market (B-rated issues) significantly underperforming the upper tier (BB-rated issues), again attributable to investors' severe aversion to risk. As a result, high-yield market yields began 1999 near their highest level in relation to Treasuries in nearly 10 years.

PERFORMANCE

During the six-month period ended March 31, 1999, Morgan Stanley Dean Witter High Income Advantage Trust produced a total return of -6.32 percent, based on a change in net asset value (NAV) from $4.44 per share to $3.92 per share and reinvestment of distributions. The Trust's total return for the period was -0.21 percent, based on a change in the

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

Trust's market price on the New York Stock Exchange (NYSE) from $5.25 per share to $4.938 per share and reinvestment of distributions.

Over the past six months, the Trust continued to distribute regular monthly income dividends, at a rate of $0.05 per share. For the six-month period ended March 31, 1999, the Trust's distributions totaled $0.3063, including an extra income dividend of $0.0063 per share paid on December 18, 1998, to shareholders of record on December 4, 1998.

PORTFOLIO STRATEGY

During the period under review, the Trust maintained a substantial position in the more defensive, higher-quality end of the fixed-income market, which held up well in an extremely volatile environment. Despite these defensive holdings, however, the Trust's more significant, long-term core position in the B-rated sector of the market was sharply affected by the market's second-half correction, described above.

In an effort to minimize the risk of a potential economic slowdown, we continue to concentrate on sectors that have historically proven to be more predictable, recession resistant and growth oriented, such as cellular communications, foods and beverages, telecommunications, media and cable television. We believe that these industry groups are poised to perform well over the next year, despite the slowing of many of the world's markets. In addition, we expect to see continued consolidation and merger activity within these industries, which should lead to improved credit quality. We continue to focus primarily on domestic companies, given the outlook for continued growth in the U.S. economy, and are avoiding emerging foreign high-yield markets because of the higher degree of uncertainty associated with many of these markets.

LOOKING AHEAD

Despite the high-yield market's recent weakness, we consider today's substantially higher, more attractive yields and significantly discounted bond prices an investment opportunity, especially in view of the still relatively low-interest-rate environment. Given a soft landing in the economy with growth continuing into 1999, we expect the high-yield market to follow the lead of the equity markets and rebound to more normal levels relative to U.S. Treasury securities. Should this scenario materialize and high-yield bond prices recover, the Trust would participate not only in today's exceptionally high income levels but could potentially provide a degree of capital appreciation as well. Although the B-rated segment of the market was not a good investment performer in 1998, we are confident that its attractive yield and appreciation potential remain intact for long-term high-yield investors.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We thank you for your continued support of Morgan Stanley Dean Witter High Income Advantage Trust and look forward to continuing to serve your investment needs.

Very truly yours,
/s/ CHARLES A. FIUMEFREDDO                         /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                             MITCHELL M. MERIN
Chairman of the Board                              President

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

RESULTS OF ANNUAL MEETING

                             *         *         *

On December 17, 1998, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  23,506,844
Withheld....................................................     467,359

Charles A. Fiumefreddo
For.........................................................  23,511,500
Withheld....................................................     462,703

  The following Trustees were not standing for reelection at this meeting: Edwin
  J. Garn, John R. Haire, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  23,381,474
Against.....................................................     142,437
Abstain.....................................................     450,292

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            CORPORATE BONDS (95.1%)
            Aerospace (0.7%)
$  1,000    Sabreliner Corp. - 144A*.............  11.00 %   06/15/08    $   875,000
                                                                         -----------

            Beverages - Non-Alcoholic (3.8%)
   3,000    PepsiCo, Inc. .......................  15.00     08/06/99      3,099,840
   2,000    Sparkling Spring Water (Canada)......  11.50     11/15/07      1,400,000
                                                                         -----------
                                                                           4,499,840
                                                                         -----------
            Books/Magazines (0.6%)
     600    American Media Operations, Inc. .....  11.625    11/15/04        648,000
                                                                         -----------

            Broadcasting (1.1%)
     600    Paxson Communications Corp. .........  11.625    10/01/02        624,000
     600    Spanish Broadcasting System, Inc. ...  12.50     06/15/02        675,000
                                                                         -----------
                                                                           1,299,000
                                                                         -----------
            Cable Television (0.3%)
   7,000    Australis Holdings Property Ltd.
             (Australia) (a).....................  15.00++   11/01/02        385,000
                                                                         -----------

            Casino/Gambling (3.0%)
   5,500    Aladdin Gaming Holdings/Capital Corp.
             LLC (Series B)......................  13.50++   03/01/10      1,980,000
   3,000    Fitzgeralds Gaming Corp. (Series
             B)..................................  12.25     12/15/04      1,290,000
   1,400    Stuart Entertainment, Inc. (Series
             B)..................................  12.50     11/15/04        294,000
                                                                         -----------
                                                                           3,564,000
                                                                         -----------
            Cellular Telephone (3.8%)
     600    American Cellular Corp. - 144A*......  10.50     05/15/08        627,000
     600    Dobson/Sygnet
             Communications - 144A*..............  12.25     12/15/08        642,000
   2,122    Price Communications Cellular
             Holdings............................  11.25+    08/15/08      2,037,000
   2,000    Triton PCS Inc. .....................  11.00++   05/01/08      1,180,000
                                                                         -----------
                                                                           4,486,000
                                                                         -----------
            Construction/Agricultural Equipment/
             Trucks (1.2%)
   1,500    J.B. Poindexter & Co., Inc. .........  12.50     05/15/04      1,462,500
                                                                         -----------

            Consumer Electronics/Appliances
             (1.8%)
   9,000    International Semi-Tech
             Microelectronics, Inc. (Canada).....  11.50++   08/15/03      1,260,000
   1,000    Windmere-Durable Holdings, Inc. .....  10.00     07/31/08        915,000
                                                                         -----------
                                                                           2,175,000
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Consumer Specialties (1.2%)
$  2,000    Samsonite Corp. .....................  10.75 %   06/15/08    $ 1,390,000
                                                                         -----------

            Consumer/Business Services (6.4%)
     600    Anacomp, Inc. (Series B).............  10.875    04/01/04        627,000
   1,600    Cex Holdings Inc. ...................   9.625    06/01/08      1,528,000
   1,075    Comforce Corp. ......................  15.00+    12/01/09      1,096,500
   3,000    Comforce Operating, Inc. ............  12.00     12/01/07      2,970,000
   1,800    Entex Information Services, Inc. ....  12.50     08/01/06      1,278,000
                                                                         -----------
                                                                           7,499,500
                                                                         -----------
            Containers/Packaging (3.6%)
   1,500    Berry Plastics Corp. ................  12.25     04/15/04      1,582,500
   3,000    Envirodyne Industries, Inc. .........  10.25     12/01/01      2,100,000
     600    Impac Group Inc. (Series B)..........  10.125    03/15/08        594,000
                                                                         -----------
                                                                           4,276,500
                                                                         -----------
            Diversified Electronic Products
             (0.8%)
   1,000    High Voltage Engineering, Inc. ......  10.50     08/15/04        935,000
                                                                         -----------

            Diversified Manufacturing (4.3%)
     600    Eagle-Picher Industries, Inc. .......   9.375    03/01/08        579,000
   7,050    Jordan Industries, Inc. (Series B)...  11.75++   04/01/09      4,441,500
                                                                         -----------
                                                                           5,020,500
                                                                         -----------
            Electronic Distributors (1.3%)
   2,000    CHS Electronics, Inc. ...............   9.875    04/15/05      1,500,000
                                                                         -----------

            Energy (0.4%)
   1,000    Northern Offshore ASA - 144A*
             (Norway)............................  10.00     05/15/05        420,000
                                                                         -----------

            Food Chains (1.9%)
   2,250    Pueblo Xtra International, Inc.
             (Series C)..........................   9.50     08/01/03      2,193,750
                                                                         -----------

            Food Distributors (0.8%)
   1,000    Fleming Companies, Inc. (Series B)...  10.625    07/31/07        925,000
                                                                         -----------

            Hotels/Resorts (4.0%)
   1,000    Epic Resorts LLC.....................  13.00     06/15/05        970,000
   3,750    Motels of America, Inc. (Series B)...  12.00     04/15/04      2,606,250
   1,128    Resort At Summerlin (Series B).......  13.00+    12/15/07      1,071,443
                                                                         -----------
                                                                           4,647,693
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Industrial Specialties (1.4%)
$    600    International Wire Group, Inc. ......  11.75 %   06/01/05    $   634,500
   1,000    Outsourcing Services Group, Inc. ....  10.875    03/01/06        980,000
                                                                         -----------
                                                                           1,614,500
                                                                         -----------
            Media Conglomerates (2.5%)
   2,700    Walt Disney Co. .....................  13.50     03/10/00      2,911,869
                                                                         -----------

            Medical Specialties (2.5%)
   1,200    Mediq Inc./PRN Life Support
             Services Inc. ......................  11.00     06/01/08      1,044,000
   1,000    Universal Hospital Services, Inc. ...  10.25     03/01/08        960,000
   1,000    Universal Hospital Services,
             Inc. - 144A*........................  10.25     03/01/08        900,000
                                                                         -----------
                                                                           2,904,000
                                                                         -----------
            Medical/Nursing Services (2.5%)
   3,000    Pediatric Services of America, Inc.
             (Series A)..........................  10.00     04/15/08      1,860,000
   3,025    Unison Healthcare Corp. - 144A* (b)..  12.25     11/01/06        862,125
   1,000    Vencor Operating, Inc. ..............   9.875    05/01/05        180,000
                                                                         -----------
                                                                           2,902,125
                                                                         -----------
            Military/Gov't/Technical (0.5%)
     600    Loral Space & Communications
             Ltd. - 144A*........................   9.50     01/15/06        558,000
                                                                         -----------

            Office Equipment/Supplies (1.4%)
   2,000    Mosler, Inc. ........................  11.00     04/15/03      1,700,000
                                                                         -----------

            Oil Refining/Marketing (1.8%)
   3,000    Transamerican Refining Corp. ........  16.00     06/30/03      1,950,000
     200    Transamerican Refining
             Corp. - 144A*.......................  15.00+    12/01/03        198,000
                                                                         -----------
                                                                           2,148,000
                                                                         -----------
            Other Telecommunications (2.8%)
     600    Covad Communications Group,
             Inc. - 144A*........................  12.50     02/15/09        603,000
   1,000    Esprit Telecom Group PLC (United
             Kingdom)............................  10.875    06/15/08      1,052,500
     600    Level 3 Communications, Inc. ........   9.125    05/01/08        603,000
   1,000    Versatel Telecom BV (Netherlands)....  13.250    05/15/08      1,052,500
                                                                         -----------
                                                                           3,311,000
                                                                         -----------
            Package Goods/Cosmetics (2.0%)
   2,317    J.B. Williams Holdings, Inc. ........  12.00     03/01/04      2,398,095
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Printing/Forms (0.8%)
$  1,000    Premier Graphics Inc. - 144A*........  11.50 %   12/01/05    $   975,000
                                                                         -----------

            Restaurants (7.5%)
  12,252    American Restaurant Group Holdings,
             Inc.- 144A* (c).....................   0.00     12/15/05      3,797,965
   3,000    FRD Acquisition Corp. (Series B).....  12.50     07/15/04      3,075,000
     600    Friendly Ice Cream Corp. ............  10.50     12/01/07        555,000
   5,000    Planet Hollywood International,
             Inc. ...............................  12.00     04/01/05      1,350,000
                                                                         -----------
                                                                           8,777,965
                                                                         -----------
            Services to the Health Industry
             (0.5%)
     600    Unilab Corp. ........................  11.00     04/01/06        636,000
                                                                         -----------

            Specialty Foods/Candy (1.1%)
   8,350    Specialty Foods Acquisition Corp.
             (Series B)..........................  13.00++   08/15/05      1,336,000
                                                                         -----------

            Telecommunications (15.8%)
   2,000    21st Century Telecom Group, Inc. ....  12.25++   02/15/08        700,000
   2,000    Birch Telecom Inc. ..................  14.00     06/15/08      1,840,000
   1,000    Caprock Communications Corp. (Series
             B)..................................  12.00     07/15/08      1,017,500
   2,000    e. Spire Communications, Inc. .......  13.75     07/15/07      2,020,000
   2,000    Facilicom International, Inc. (Series
             B)..................................  10.50     01/15/08      1,560,000
   5,500    Firstworld Communications, Inc. .....  13.00++   04/15/08      2,062,500
   1,000    Focal Communications, Corp. .........  12.125++  02/15/08        560,000
   1,000    GST Equipment Funding, Inc. .........  13.25     05/01/07      1,042,500
   1,000    GST Telecommunications,
             Inc. - 144A*........................  10.50++   05/01/08        530,000
     600    Hyperion Telecommunication, Inc.
             (Series B)..........................  13.00++   04/15/03        496,500
     600    Hyperion Telecommunication, Inc.
             (Series B)..........................  12.25     09/01/04        654,000
  17,700    In-Flight Phone Corp. (Series B)
             (d).................................  14.00     05/15/02      2,478,000
     600    NextLink Communications, Inc. .......  12.50     04/15/06        663,000
   1,000    Optel Inc. ..........................  11.50     07/01/08        940,000
   1,000    Pac-West Telecomm Inc. - 144A*.......  13.50     02/01/09        990,000
   1,000    Primus Telecommunication Group, Inc.
             (Series B)..........................   9.875    05/15/08        970,000
                                                                         -----------
                                                                          18,524,000
                                                                         -----------
            Telecommunications Equipment (0.8%)
   4,300    FWT, Inc. ...........................   9.875    11/15/07        946,000
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Wireless Communications (10.2%)
$  4,000    Advanced Radio Telecom Corp. ........  14.00 %   02/15/07    $ 3,120,000
   8,000    Cellnet Data Systems Inc. ...........  14.00++   10/01/07      2,640,000
     600    Clearnet Communications Inc.
             (Canada)............................  14.75++   12/15/05        550,500
   1,000    Globalstar LP/Capital Corp. .........  11.375    02/15/04        620,000
   1,000    Globalstar LP/Capital Corp. .........  11.50     06/01/05        630,000
   1,200    Paging Network, Inc. ................  10.00     10/15/08      1,002,000
   2,000    USA Mobile Communications Holdings,
             Inc. ...............................  14.00     11/01/04      1,960,000
   2,000    WinStar Communications, Inc. ........  14.00++   10/15/05      1,440,000
                                                                         -----------
                                                                          11,962,500
                                                                         -----------
            TOTAL CORPORATE BONDS
            (Identified Cost $142,505,980)............................   111,807,337
                                                                         -----------
NUMBER OF
 SHARES
--------
            COMMON STOCKS (e) (0.7%)
            Casino/Gambling (0.0%)
   2,000    Fitzgerald Gaming Corp. ..................................            --
                                                                         -----------

            Clothing/Shoe/Accessory Stores (0.3%)
 946,890    County Seat Store, Inc. (c)...............................       426,101
                                                                         -----------

            Hotels/Resorts (0.0%)
   4,000    Motels of America, Inc. - 144A*...........................         4,000
                                                                         -----------

            Motor Vehicles (0.0%)
     113    Northern Holdings Industrial Corp. (c)*...................            --
                                                                         -----------

            Restaurants (0.0%)
   9,500    American Restaurant Group Holdings, Inc. - 144A*..........            --
                                                                         -----------

            Specialty Foods/Candy (0.1%)
 180,000    Specialty Foods Acquisition Corp. - 144A*.................        90,000
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                                                     VALUE
-------------------------------------------------------------------------------------
            Textiles (0.3%)
 223,846    United States Leather, Inc. (c)...........................   $   335,884
                                                                         -----------

            TOTAL COMMON STOCKS
            (Identified Cost $16,790,468).............................       855,985
                                                                         -----------

            CONVERTIBLE PREFERRED STOCKS (0.0%)
            Oil Refining/Marketing
   8,000    Transcontinental Refining Corp.*..........................         5,440
   9,266    Transcontinental Refining Corp. (Class B)*................           556
   5,096    Transcontinental Refining Corp. (Class C)*................           306
  13,435    Transcontinental Refining Corp. (Class D)*................           806
  27,797    Transcontinental Refining Corp. (Class E)*................         1,668
                                                                         -----------

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $8,768)..................................         8,776
                                                                         -----------

NUMBER OF                                                   EXPIRATION
WARRANTS                                                       DATE
---------                                                   ----------
            WARRANTS (e) (0.1%)
            Aerospace (0.0%)
   5,000    Sabreliner Corp. - 144A*......................   04/15/03         50,000
                                                                         -----------

            Casino/Gambling (0.0%)
  45,000    Aladdin Gaming Enterprises, Inc. - 144A*......   03/01/10            472
                                                                         -----------
            Hotels/Resorts (0.0%)
   1,000    Epic Resorts LLC - 144A*......................   06/15/05             --
   1,000    Resort At Summerlin - 144A*...................   12/15/07             --
                                                                         -----------
                                                                                  --
                                                                         -----------

            Major U.S. Telecommunications (0.0%)
   2,000    Birch Telecom Inc. - 144A*....................   06/15/08         10,000
                                                                         -----------

            Oil Refining/Marketing (0.0%)
   3,000    Transamerican Refining Corp. - 144A*..........   06/30/03             --
                                                                         -----------

            Telecommunications (0.1%)
   5,500    Firstworld Communications, Inc. - 144A*.......   04/15/08             --
   1,000    Versatel Telecom - 144A* (Netherlands)........   05/15/08         70,105
                                                                         -----------
                                                                              70,105
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

                                                                          VALUE
-----------------------------------------------------------------------------------
           TOTAL WARRANTS
           (Identified Cost $133,075)...............................   $   130,577
                                                                       -----------

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE
---------                                          -------   ---------
            SHORT-TERM INVESTMENT (1.3%)
            REPURCHASE AGREEMENT
 $ 1,539    The Bank of New York
            (dated 03/31/99; proceeds $1,539,364)
            (Identified Cost $1,539,156)(f)......     4.875  04/01/99       1,539,156
                                                                          -----------

            TOTAL INVESTMENTS
            (Identified Cost $160,977,447)(g).................    97.2%   114,341,831

            OTHER ASSETS IN EXCESS OF LIABILITIES...............   2.8      3,284,927
                                                                -----     -----------

            NET ASSETS........................................  100.0%   $117,626,758
                                                                =====     ===========


---------------------

 *    Resale is restricted to qualified institutional investors.
 +    Payment-in-kind security.
++    Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(a)   Issuer in bankruptcy.
(b)   Non-income producing security; bond in default.
(c)   Acquired through exchange offer.
(d)   Non-income producing security; issuer in bankruptcy.
(e)   Non-income producing securities.
(f)   Collateralized by $129,115 U.S. Treasury Bond 8.875% due
      08/15/17 valued at $172,833; $685,000 U.S. Treasury Bond
      5.50% due 08/15/28 valued at $658,005; $147,647 U.S.
      Treasury Note 6.50% due 05/31/02 valued at $156,513 and
      $583,000 U.S. Treasury Note 3.625% due 01/15/08 valued at
      $582,588.
(g)   The aggregate cost for federal income tax purposes
      approximates identified cost. The aggregate gross unrealized appreciation is $1,938,309 and the aggregate gross
      unrealized depreciation is $48,573,925, resulting in net
      unrealized depreciation of $46,635,616.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $160,977,447).............................  $ 114,341,831
Interest receivable.........................................      3,463,888
Prepaid expenses and other assets...........................         15,571
                                                              -------------

    TOTAL ASSETS............................................    117,821,290
                                                              -------------

LIABILITIES:
Investment management fee payable...........................         80,220
Accrued expenses and other payables.........................        114,312
                                                              -------------

    TOTAL LIABILITIES.......................................        194,532
                                                              -------------

    NET ASSETS..............................................  $ 117,626,758
                                                              =============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $ 282,056,353
Net unrealized depreciation.................................    (46,635,616)
Accumulated net investment income...........................      2,820,399
Accumulated net realized loss...............................   (120,614,378)
                                                              -------------

    NET ASSETS..............................................  $ 117,626,758
                                                              =============
NET ASSET VALUE PER SHARE,
 30,017,252 shares outstanding
 (unlimited shares authorized of $.01 par value)............          $3.92
                                                                      =====

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $  9,764,695
                                                              ------------

EXPENSES
Investment management fee...................................       463,063
Transfer agent fees and expenses............................        57,369
Professional fees...........................................        26,027
Shareholder reports and notices.............................        19,829
Registration fees...........................................        16,191
Trustees' fees and expenses.................................         9,600
Custodian fees..............................................         9,198
Other.......................................................         6,694
                                                              ------------

    TOTAL EXPENSES..........................................       607,971
                                                              ------------

    NET INVESTMENT INCOME...................................     9,156,724
                                                              ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................    (1,630,457)
Net change in unrealized depreciation.......................   (13,927,195)
                                                              ------------

    NET LOSS................................................   (15,557,652)
                                                              ------------

NET DECREASE................................................  $ (6,400,928)
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE YEAR
                                                      MARCH 31,           ENDED
                                                         1999       SEPTEMBER 30, 1998
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 9,156,724       $ 18,805,208
Net realized loss..................................   (1,630,457)        (4,246,898)
Net change in unrealized depreciation..............  (13,927,195)       (17,566,403)
                                                     ------------      ------------

    NET DECREASE...................................   (6,400,928)        (3,008,093)

Dividends from net investment income...............   (9,194,111)       (19,309,716)
                                                     ------------      ------------

    NET DECREASE...................................  (15,595,039)       (22,317,809)
NET ASSETS:
Beginning of period................................  133,221,797        155,539,606
                                                     ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,820,399 and $2,857,786, respectively).... $117,626,758       $133,221,797
                                                     ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Income Advantage Trust (the "Trust"), formerly High Income Advantage Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust was organized as a Massachusetts business trust on June 17, 1987 and commenced operations on October 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 aggregated $29,539,926 and $32,795,616, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At March 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $700.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,072. At March 31, 1999, the Trust had an accrued pension liability of $52,034 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 1997.................................  30,017,252   $300,172    $287,479,138
Reclassification due to permanent book/tax differences......      --          --         (5,722,957)
                                                              ----------   --------    ------------
Balance, September 30, 1998 and March 31, 1999..............  30,017,252   $300,172    $281,756,181
                                                              ==========   ========    ============

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

5. DIVIDENDS

The Trust declared the following dividends from net investment income:

 DECLARATION     AMOUNT         RECORD         PAYABLE
     DATE       PER SHARE        DATE            DATE
--------------  ---------   --------------  --------------
March 30, 1999    $0.05     April 9, 1999   April 23, 1999
April 27, 1999    $0.05      May 7, 1999     May 21, 1999

6. FEDERAL INCOME TAX STATUS

At September 30, 1998, the Trust had a net capital loss carryover of approximately $113,360,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

                                  AMOUNT IN THOUSANDS
---------------------------------------------------------------------------------------
        1999              2000       2001       2002       2003       2005       2006
---------------------   --------   --------   --------   --------   --------   --------
         $ 27,667         $23,411      $109     $15,205    $26,684     $6,214    $14,070
          =======         =======      ====     =======    =======     ======    =======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $2,983,000 during fiscal 1998.

At September 30, 1998, the Trust had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30
                                                             MONTHS ENDED    ----------------------------------------------------
                                                            MARCH 31, 1999     1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period......................       $ 4.44         $5.18      $5.22      $5.30      $5.32     $ 5.99
                                                                 ------         -----      -----      -----      -----     ------

Income (loss) from investment operations:
 Net investment income....................................         0.31          0.62       0.63       0.66       0.61       0.62
 Net realized and unrealized gain (loss)..................        (0.52)        (0.72)        --      (0.14)      0.01      (0.62)
                                                                 ------         -----      -----      -----      -----     ------

Total income (loss) from investment operations............        (0.21)        (0.10)      0.63       0.52       0.62         --
                                                                 ------         -----      -----      -----      -----     ------

Dividends from net investment income......................        (0.31)        (0.64)     (0.67)     (0.60)     (0.64)     (0.67)
                                                                 ------         -----      -----      -----      -----     ------

Net asset value, end of period............................       $ 3.92         $4.44      $5.18      $5.22      $5.30     $ 5.32
                                                                 ======         =====      =====      =====      =====     ======

Market value, end of period...............................       $4.938         $5.25      $6.25      $6.00      $5.75     $5.625
                                                                 ======         =====      =====      =====      =====     ======

TOTAL RETURN+.............................................        (0.21)%(1)    (6.52)%    16.26%     15.53%     14.59%      2.56%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................         0.98%(2)      0.95%      0.92%      0.92%      1.01%      0.98%
Net investment income.....................................        14.83%(2)     12.58%     12.43%     12.50%     11.79%     10.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................     $117,627      $133,222   $155,540   $156,738   $159,167   $159,835
Portfolio turnover rate...................................           25%(1)       105%       124%       117%        63%       102%

---------------------
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
HIGH INCOME
ADVANTAGE TRUST





Semiannual Report
March 31, 1999